Leases - Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Assets
Right of use assets	$ 1,430	$ 1,629
Liabilities
Current portion - operating leases	722	674
Non-current portion - operating leases	$ 1,396	$ 1,683
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accounts payable and accrued expenses	Accounts payable and accrued expenses
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities